SCUDDER
                                                                     INVESTMENTS





      Scudder Research Fund

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                                         Classes A, B and C
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                                         Annual Report
                                         August 31, 2001




      For investors seeking long-term growth of capital.

Contents
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   3    Performance Summary

   6    Portfolio Management Review

  13    Portfolio Summary

  14    Investment Portfolio

  19    Financial Statements

  22    Financial Highlights

  25    Notes to Financial Statements

  32    Report of Independent Auditors

  33    Tax Information

  34    Shareholder Meeting Results

  36    Officers and Trustees

  37    Investment Products and Services

  39    Account Management Resources




Scudder Research Fund                            Nasdaq Symbol     CUSIP Number
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Class A                                              SRHAX          811-166404
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Class B                                              SRHBX          811-166503
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Class C                                              SRHCX          811-166602
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Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                              August 31, 2001
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 Average Annual Total Returns (Unadjusted for Sales Charge)
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                                                                         Life of
Scudder Research Fund                                           1-Year    Class*
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Class A                                                        -30.43%    -0.96%
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Class B                                                        -30.99%    -1.78%
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Class C                                                        -30.90%    -1.74%
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S&P 500 Stock Index+                                           -24.39%    -1.80%
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Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

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 Net Asset Value and Distribution Information
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                                          Class A       Class B        Class C
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Net Asset Value:
8/31/01                                 $    8.46      $    8.26     $    8.27
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8/31/00                                 $   13.31      $   13.12     $   13.12
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Distribution Information
Twelve Months:
  Capital Gains Distributions           $    0.97      $    0.97     $    0.97
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 Class A Lipper Rankings**
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                                                         Number of
                                                          Funds      Percentile
Period                                     Rank          Tracked     Ranking
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1-Year                                      546     of      657          83
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Rankings/ratings are historical and do not guarantee future results.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment(a) (Adjusted for Sales Charge)
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THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:


            Scudder Research Fund -- Class A(b)     S&P 500 Stock Index

 12/98                     9425                            10000
  2/99                     9385                            10094
  8/99                    10040                            10834
  2/00                    12064                            11280
  8/00                    13205                            12603
  2/01                    10240                            10356
  8/01                     9186                             9528



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 Comparative Results  (Adjusted for Sales Charge)
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Scudder Research Fund                                  1-Year     Life of Class*
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Class A(b)               Growth of $10,000              $6,557        $9,186
                         -------------------------------------------------------
                         Average annual total return   -34.43%        -3.13%
--------------------------------------------------------------------------------
Class B(b)               Growth of $10,000              $6,713        $9,270
                         -------------------------------------------------------
                         Average annual total return   -32.87%        -2.80%
--------------------------------------------------------------------------------
Class C(b)               Growth of $10,000              $6,910        $9,543
                         -------------------------------------------------------
                         Average annual total return   -30.90%        -1.74%
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S&P 500 Stock Index+     Growth of $10,000              $7,561        $9,528
                         -------------------------------------------------------
                         Average annual total return   -24.39%        -1.80%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

* The Fund commenced operation on December 31, 1998. Index comparisons begin on December 31, 1998.

** Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class A shares; rankings for share classes may vary.

(a) The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

(b) Returns shown for Class A, B and C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charge of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares performance is adjusted for CDSC, which is 1% within the first year after purchase. The difference in expenses will affect performance.

+ The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
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Scudder Research Fund: A Team Approach to Investing

          Scudder Research Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

          Lead Portfolio Manager Joann M. Barry joined the Advisor in 1995 as an analyst covering the energy, transports and insurance sectors. Ms. Barry assumed responsibility for the fund's day-to-day management and overall investment strategies in 2001. Ms. Barry has over 12 years of investment industry experience.

In the following interview, Joann Barry, portfolio manager of Scudder Research Fund, discusses the fund's results and strategy for fiscal year 2001. She also provides an outlook for the year ahead.

          Q: How did Scudder Research Fund perform relative to its peers and the overall stock market for the 12 months ended August 31, 2001?

          A: We are disappointed with Scudder Research Fund's fiscal-year 2001 results. The fund declined 30.43 percent for the 12-month period ended August 31, 2001 (Class A shares unadjusted for sales charges). This was more than the 25.01 percent decline of the average fund in the Lipper Large-Cap Core Funds category for the period. The fund also lost more ground than its benchmark -- the unmanaged Standard & Poor's 500 Index -- which retreated 24.39 percent for the period.

          The fund's management and analyst team has a goal of finding stocks with the best opportunity for high returns. Within the industrial and financial sectors, we achieved relatively strong returns during fiscal year 2001. However, in other major sectors we did not meet our goal. The performance differential was most pronounced in the consumer discretionary and consumer staples areas. We didn't hold S&P 500 consumer stocks that did exceptionally well, such as Philip Morris. We felt that this stock in particular, which rose more than 50 percent during the year, had significant tobacco litigation risk.

          Q: Technology stocks have generally fared poorly in the past year. How did Scudder Research Fund's technology holdings perform?

          A: On average, Scudder Research Fund's technology holdings lost two-thirds of their value, slightly more than the market as a whole. We were overweighted in Cisco Systems, Intel, EMC Corp. and Apple Computer during the year compared with the S&P 500. Each company saw its stock price plummet amid negative earnings revisions and billions of dollars in corporate write-offs. We sold our Apple position prior to August 31, 2001.

          Since the start of calendar year 2001, there has been a tug-of-war between the positive effects of lower short-term interest rates and continuing poor earnings prospects at many technology companies. The Federal Reserve has cut interest rates several hundred basis points (see Economic Guideposts table), but profits have been worse than expected at many high-profile firms. This destabilized the market, and has made fundamental analysis of a company's short and intermediate-term prospects a treacherous task.

          In fiscal year 2001, the portfolio damage from the technology sector could have been even worse. However, Scudder Research Fund's research process helped us avoid some S&P 500 technology companies, such as Yahoo!, that dropped 80 to 90 percent in fiscal year 2001. We were also underweighted in Lucent Technologies, another casualty of a severe retrenchment in capital spending, particularly telecom spending, in corporate America. We sold our Lucent position prior to August 31, 2001.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 8/31/01
--------------------------------------------------------------------------------



                               2 years ago  1 year ago  6 months ago    Now
Inflation Rate (a)                  2.1        3.6         3.7          2.7
U.S. Unemployment Rate (b)          4.2        4.0        4.20          4.9
Federal Funds Rate (c)             5.00       6.50         5.5          3.5
Industrial Production (d)           5.4        5.7         1.7         -3.3
Growth Rate of Personal Income (e) 4.50        7.1         6.8          5.3

--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------

          Q: How did Scudder Research Fund fare in the industrial and financial sectors?

          A: Industrials were the portfolio's bright spot this past year, providing positive returns even as S&P 500 industrial stocks were down
          9.5 percent. Our top selection and the single biggest positive contributor to Scudder Research Fund's performance for the 12 months ended August 31, 2001, was Cooper Industries, up 65.62 percent. An electrical products maker, Cooper received a buyout offer from Danaher Corp. We sold our Cooper position during the first half of the fiscal year. Other positive contributors were Canadian National Railway (which is not in the S&P 500) and Parker Hannifin, a manufacturer of industrial components, whose stock declined sharply in late 2000 in anticipation of the U.S.

          slowdown and then bounced back in 2001 when it appeared that investor fears were overblown.

          In the financial sector, the fund preserved capital to a greater degree than the overall market during fiscal year 2001 with the help of holdings such as Washington Mutual, a bank holding company, and Household International, a consumer credit company.

          Q: Health care stocks in the S&P 500 provided modestly positive returns for the 12 months ended August 31, 2001. How did the fund perform in this area?

          A: While some of the fund's holdings, such as Genzyme, a biotech firm; Baxter, a health care device and supply company, and Abbott Laboratories, a pharmaceutical company; provided strong positive returns, this was more than offset by significant losses from two biotech stocks -- Genentech and Immunex -- and a specialty pharmaceutical stock, Applied Biosystems. All three stocks were down more than 50 percent for the 12 months ended August 31, 2001, amid disappointing earnings prospects, and we sold the fund's position in all three prior to August 31, 2001.

          Q: Given Scudder Research Fund's overall results, are you reviewing the fund's research process and making any modifications?

          A: The fund's analysts continually fine-tune the fund's stock-picking process. Overall, we believe the portfolio management and stock-selection process we have in place are sound and have the potential to help reduce risk, in part because we manage the fund in a sector neutral style. Typically, our positioning within each sector is within plus or minus 5 percent of the S&P 500's weighting.

          In this past year's exceptionally volatile, technology-led bear market, the fund's strategy led to negative returns. To maintain our sector-neutral mandate, we started the year with 32.7 percent of the portfolio in information technology, making it the largest sector in the portfolio. The technology weighting declined to 17 percent of the portfolio by August 31, 2001, primarily because of falling stock prices. If the fund's management team had deviated from the fund's mandate with a lower technology weighting, one might argue that there would have been an opportunity to preserve more capital. However, we might have lost even more money by making active sector bets. Scudder Research Fund is designed to function as a core equity mutual fund for investors, and we do not believe that an increase in risk with active sector bets is appropriate for many investors' portfolios.

          Q: How does the research analyst team work?

          A: The fund has a team of analysts assigned to major sectors. All investment ideas come from individual analysts, and the team chooses from among the holdings they recommend for inclusion in the portfolio. Each sector team determines what it believes are attractive purchase and sale prices for a given stock, and how that stock's inclusion may affect the fund's overall risk profile.

          Q: What's your outlook for the year ahead?

          A: As of September 12, 2001, it is impossible to predict what course the U.S. economy and global equity markets will take in the coming months. Historically, periods of global uncertainty have offered a mixed record for stocks. The latest government and private reports suggest that a renewed boom in consumer spending and business capital equipment purchases is highly unlikely. The nation's unemployment was at a four-year high of 4.9 percent as of August 2001, and the near-term corporate earnings picture is weak.

          Still, based on our analysis, we believe many of Scudder Research Fund's holdings have substantially stronger longer-term prospects than the overall S&P 500. We believe companies in niche markets, with solid franchises, and strong, predictable earnings should fare well over the next several years. Whether their growth potential is recognized for the balance of calendar year 2001 is another matter. On a positive note, oil prices are not out of control. Real estate is not depressed, and compared with early 1991 -- the time of the Persian Gulf War -- America's economy is in fundamentally better shape.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                               August 31, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Sector Diversification*                                8/31/01        8/31/00
--------------------------------------------------------------------------------
Financial                                                  18%            15%
Technology                                                 17%            29%
Health                                                     14%            11%
Manufacturing                                               9%             9%
Consumer Staples                                            8%             5%
Energy                                                      8%             6%
Consumer Discretionary                                      7%             5%
Communications                                              6%            10%
Media                                                       4%             5%
Durables                                                    3%             3%
Other                                                       6%             2%
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                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings** (29.3% of Portfolio)
--------------------------------------------------------------------------------
 1. General Electric Co.                                                   4.0%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 2. Pfizer, Inc.                                                           3.4%
    Manufacturer of prescription pharmaceuticals and non-prescription self medications
--------------------------------------------------------------------------------
 3. Exxon Mobil Corp.                                                      3.4%
    Provider of oil internationally
--------------------------------------------------------------------------------
 4. Microsoft Corp.                                                        3.1%
    Developer of computer software
--------------------------------------------------------------------------------
 5. American International Group, Inc.                                     2.9%
    Provider of insurance services
--------------------------------------------------------------------------------
 6. Wal-Mart Stores, Inc.                                                  2.8%
    Operator of discount stores
--------------------------------------------------------------------------------
 7. Abbott Laboratories                                                    2.6%
    Developer of health care products
--------------------------------------------------------------------------------
 8. International Business Machines Corp.                                  2.4%
    Manufacturer of computers and servicer of information processing units
--------------------------------------------------------------------------------
 9. Royal Dutch Petroleum Co.                                              2.4%
    Provider of oil internationally
--------------------------------------------------------------------------------
10. Citigroup, Inc.                                                        2.3%
    Provider of diversified financial services
--------------------------------------------------------------------------------

*   Sector diversification is subject to change.

**  Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                       as of August 31, 2001
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                                                      Shares          Value ($)
--------------------------------------------------------------------------------
 Common Stocks 100.0%
--------------------------------------------------------------------------------
Communications 6.1%
--------------------------------------------------------------------------------
Telephone/Communications
BroadWing, Inc.*                                         1,795          32,238
JDS Uniphase Corp.*                                      2,855          20,128
Qwest Communications International, Inc.                 1,166          25,069
SBC Communications, Inc.                                   800          32,728
Verizon Communications, Inc.                             1,086          54,300
Worldcom, Inc.*                                          1,875          24,113
--------------------------------------------------------------------------------
                                                                       188,576
--------------------------------------------------------------------------------

Consumer Discretionary 7.4%
--------------------------------------------------------------------------------
Department & Chain Stores
Gap, Inc.                                                1,155          22,696
Home Depot, Inc.                                         1,482          68,098
Target Corp.                                               780          27,027
Wal-Mart Stores, Inc.                                    1,775          85,289
Walgreen Co.                                               740          25,419
--------------------------------------------------------------------------------
                                                                       228,529
--------------------------------------------------------------------------------
Consumer Staples 7.9%
--------------------------------------------------------------------------------
Food & Beverage 2.8%
Coca-Cola Co.                                              610          29,689
PepsiCo, Inc.                                            1,183          55,578
--------------------------------------------------------------------------------
                                                                        85,267
--------------------------------------------------------------------------------
Package Goods/Cosmetics 5.1%
Colgate-Palmolive Co.                                    1,000          54,150
Kimberly-Clark Corp.                                       590          36,609
Procter & Gamble Co.                                       910          67,477
--------------------------------------------------------------------------------
                                                                       158,236
--------------------------------------------------------------------------------
Durables 2.8%
--------------------------------------------------------------------------------
Automobiles 1.9%
Delphi Automotive Systems Corp.                          2,350          35,227
Eaton Corp.                                                335          24,097
--------------------------------------------------------------------------------
                                                                        59,324
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                        Shares         Value ($)
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Construction/Agricultural Equipment 0.9%
PACCAR, Inc.                                               525          29,033
--------------------------------------------------------------------------------
Energy 7.7%
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Oil & Gas Production 0.7%
Nabors Industries, Inc.*                                   835          20,474
--------------------------------------------------------------------------------
Oil/Gas Transmission 1.3%
Exelon Corp.                                               755          41,223
--------------------------------------------------------------------------------
Oil Companies 5.7%
Exxon Mobil Corp.                                        2,580         103,587
Royal Dutch Petroleum Co. (New York shares)              1,288          72,939
--------------------------------------------------------------------------------
                                                                       176,526
--------------------------------------------------------------------------------

Financial 18.2%
--------------------------------------------------------------------------------
Banks 6.9%
Fifth Third Bancorp.                                       605          35,272
FleetBoston Financial Corp.                              1,415          52,114
J.P. Morgan Chase & Co.                                  1,237          48,738
Washington Mutual, Inc.                                    825          30,888
Wells Fargo & Co.                                        1,040          47,850
--------------------------------------------------------------------------------
                                                                       214,862
--------------------------------------------------------------------------------
Consumer Finance 3.5%
Citigroup, Inc.                                          1,563          71,507
Household International, Inc.                              610          36,051
--------------------------------------------------------------------------------
                                                                       107,558
--------------------------------------------------------------------------------
Insurance 5.9%
Allstate Corp.                                           1,150          39,019
American International Group, Inc.                       1,140          89,148
Hartford Financial Services Group, Inc.                    415          26,892
Providian Financial Corp.                                  695          27,147
--------------------------------------------------------------------------------
                                                                       182,206
--------------------------------------------------------------------------------
Other Financial Companies 1.9%
Lehman Brothers Holdings, Inc.                             365          23,962
Morgan Stanley Dean Witter & Co.                           630          33,611
--------------------------------------------------------------------------------
                                                                        57,573
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                        Shares         Value ($)
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Health 14.0%
--------------------------------------------------------------------------------
Biotechnology 1.7%
Applera Corp.                                              685          17,132
Genzyme Corp. (General Division)*                          660          37,382
--------------------------------------------------------------------------------
                                                                        54,514
--------------------------------------------------------------------------------
Hospital Management 1.3%
HCA, Inc.                                                  875          40,023
--------------------------------------------------------------------------------
Medical Supply & Specialty 1.8%
Baxter International, Inc.                               1,060          54,696
--------------------------------------------------------------------------------
Pharmaceuticals 9.2%
Abbott Laboratories                                      1,625          80,762
American Home Products Corp.                               650          36,400
Johnson & Johnson                                        1,175          61,934
Pfizer, Inc.                                             2,758         105,659
--------------------------------------------------------------------------------
                                                                       284,755
--------------------------------------------------------------------------------
Manufacturing 9.2%
--------------------------------------------------------------------------------
Chemicals 2.7%
E.I. du Pont de Nemours & Co.                            1,235          50,598
Praxair, Inc.                                              675          31,772
--------------------------------------------------------------------------------
                                                                        82,370
--------------------------------------------------------------------------------
Diversified Manufacturing 1.6%
Tyco International Ltd.                                    980          50,911
--------------------------------------------------------------------------------
Electrical Products 4.0%
General Electric Co.                                     3,010         123,350
--------------------------------------------------------------------------------
Machinery/Components/Controls 0.9%
Parker-Hannifin Corp.                                      610          26,840
--------------------------------------------------------------------------------
Media 4.2%
--------------------------------------------------------------------------------
Broadcasting & Entertainment
AOL Time Warner, Inc.*                                   1,330          49,675
Clear Channel Communications, Inc.*                        430          21,616
Viacom, Inc. "B"*                                        1,401          59,402
--------------------------------------------------------------------------------
                                                                       130,693
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                        Shares         Value ($)
--------------------------------------------------------------------------------
Service Industries 2.8%
--------------------------------------------------------------------------------
EDP Services 1.6%
Automatic Data Processing, Inc.                            630          32,609
Electronic Data Systems Corp.                              270          15,925
--------------------------------------------------------------------------------
                                                                        48,534
--------------------------------------------------------------------------------
Miscellaneous Commercial Services 0.2%
Siebel Systems, Inc.*                                      295           6,372
--------------------------------------------------------------------------------
Printing/Publishing 1.0%
Dow Jones & Co., Inc.                                      575          31,556
--------------------------------------------------------------------------------
Technology 16.5%
--------------------------------------------------------------------------------
Computer Software 3.5%
BEA Systems, Inc.*                                         830          13,421
Microsoft Corp.*                                         1,685          96,129
--------------------------------------------------------------------------------
                                                                       109,550
--------------------------------------------------------------------------------
EDP Peripherals 0.7%
EMC Corp.*                                                 586           9,060
Mercury Interactive Corp.*                                 470          12,695
--------------------------------------------------------------------------------
                                                                        21,755
--------------------------------------------------------------------------------
Electronic Components/Distributors 1.8%
Applied Micro Circuits Corp.*                            2,420          34,533
Jabil Circuit*                                             830          19,181
--------------------------------------------------------------------------------
                                                                        53,714
--------------------------------------------------------------------------------
Electronic Data Processing 3.8%
Hewlett-Packard Co.                                      1,895          43,983
International Business Machines Corp.                      733          73,300
--------------------------------------------------------------------------------
                                                                       117,283
--------------------------------------------------------------------------------
Military Electronics 1.1%
General Dynamics Corp.                                     445          35,137
--------------------------------------------------------------------------------
Precision Instruments 1.2%
Lam Research Corp.*                                      1,305          36,945
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                        Shares         Value ($)
--------------------------------------------------------------------------------
Semiconductors 3.0%
Intel Corp.                                              2,215          61,931
Xilinx, Inc.*                                              830          32,403
--------------------------------------------------------------------------------
                                                                        94,334
--------------------------------------------------------------------------------
Telecommunications Equipment 1.4%
Cisco Systems, Inc.*                                     2,715          44,336
--------------------------------------------------------------------------------
Transportation 0.9%
--------------------------------------------------------------------------------
Railroads
Canadian National Railway Co.                              645          28,048
--------------------------------------------------------------------------------
Utilities 2.3%
--------------------------------------------------------------------------------
Electric Utilities
Calpine Corp.*                                             765          25,260
DTE Energy Co.                                           1,070          46,320
--------------------------------------------------------------------------------
                                                                        71,580
--------------------------------------------------------------------------------
Total Common Stocks (Cost $3,234,801)                                3,096,683
--------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $3,234,801) (a)            3,096,683
--------------------------------------------------------------------------------

*   Non-income producing security.

(a) The cost for federal income tax purposes was $3,254,969. At August 31, 2001, net unrealized depreciation for all securities based on tax cost was $158,286. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $214,552 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $372,838.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of August 31, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $3,234,801)           $     3,096,683
--------------------------------------------------------------------------------
Cash                                                                     48,084
--------------------------------------------------------------------------------
Dividends receivable                                                      4,502
--------------------------------------------------------------------------------
Foreign taxes recoverable                                                   628
--------------------------------------------------------------------------------
Due from Advisor                                                         52,357
--------------------------------------------------------------------------------
Total assets                                                          3,202,254
--------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------
Accrued reorganization costs                                                951
--------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                       1,669
--------------------------------------------------------------------------------
Other payables and accrued expenses                                      36,425
--------------------------------------------------------------------------------
Total liabilities                                                        39,045
--------------------------------------------------------------------------------
Net assets, at value                                            $     3,163,209
--------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation (depreciation) on investments              (138,118)
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                   (289,650)
--------------------------------------------------------------------------------
Paid-in capital                                                       3,590,977
--------------------------------------------------------------------------------
Net assets, at value                                            $     3,163,209
--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share ($1,148,831 / 135,728 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                          $          8.46
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $8.46)         $          8.98
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($1,050,279 / 127,090 outstanding shares of beneficial interest, $.01 par value, unlimited numberof
shares authorized)                                              $          8.26
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($964,099 / 116,648
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                          $          8.27
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the year ended August 31, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $335)               $        39,184
--------------------------------------------------------------------------------
Interest                                                                  1,815
--------------------------------------------------------------------------------
Total Income                                                             40,999
--------------------------------------------------------------------------------
Expenses:
Management fee                                                           25,004
--------------------------------------------------------------------------------
Administrative fee                                                        2,642
--------------------------------------------------------------------------------
Services to shareholders                                                  3,203
--------------------------------------------------------------------------------
Custodian and accounting fees                                            13,141
--------------------------------------------------------------------------------
Distribution services fees                                               26,083
--------------------------------------------------------------------------------
Auditing                                                                 16,657
--------------------------------------------------------------------------------
Legal                                                                     6,085
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               4,679
--------------------------------------------------------------------------------
Reports to shareholders                                                  26,769
--------------------------------------------------------------------------------
Registration fees                                                        50,431
--------------------------------------------------------------------------------
Reorganization                                                            3,076
--------------------------------------------------------------------------------
Other                                                                     1,305
--------------------------------------------------------------------------------
Total expenses, before expense reductions                               179,075
--------------------------------------------------------------------------------
Expense reductions                                                     (104,626)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                                 74,449
--------------------------------------------------------------------------------
Net investment loss                                                     (33,450)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from:
--------------------------------------------------------------------------------

  Investments                                                          (289,152)
--------------------------------------------------------------------------------
  Foreign currency related transactions                                      (2)
--------------------------------------------------------------------------------
                                                                       (289,154)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                          (1,016,471)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                           (1,305,625)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $   (1,339,075)
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       Years Ended August 31,

Increase (Decrease) in Net Assets                       2001             2000
--------------------------------------------------------------------------------
Operations:
Net investment income (loss)                    $      (33,450)  $      (41,303)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                          (289,154)         369,497
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period           (1,016,471)         666,447
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     (1,339,075)         994,641
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net realized gains:
  Class A                                             (112,544)              --
--------------------------------------------------------------------------------
  Class B                                             (101,585)              --
--------------------------------------------------------------------------------
  Class C                                             (101,585)              --
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                              197,090          120,013
--------------------------------------------------------------------------------
Reinvestment of distributions                          315,707               --
--------------------------------------------------------------------------------
Cost of shares redeemed                                (10,202)              --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                     502,595          120,013
--------------------------------------------------------------------------------
Increase (decrease) in net assets                   (1,152,194)       1,114,654
--------------------------------------------------------------------------------
Net assets at beginning of period                    4,315,403        3,200,749
--------------------------------------------------------------------------------
Net assets at end of period                    $     3,163,209  $     4,315,403
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Class A


--------------------------------------------------------------------------------
 Years Ended August 31,                               2001     2000     1999^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $13.31    $10.12   $ 9.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                      (0.04)    (0.07)   (0.01)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                             (3.84)     3.26     0.63
--------------------------------------------------------------------------------
  Total from investment operations                    (3.88)     3.19     0.62
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions       (0.97)       --       --
--------------------------------------------------------------------------------
Net asset value, end of period                       $ 8.46    $13.31   $10.12
--------------------------------------------------------------------------------
Total Return (%)^c,d                                 (30.43)    31.52     6.53**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)               1,149     1,553    1,083
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)        4.49^e    3.80     2.33*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)         1.59^e    1.49     1.48*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (0.43)    (0.56)   (0.08)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             100       101       78*
--------------------------------------------------------------------------------

^a For the period from December 31, 1998 (commencement of operations) to August 31, 1999.

^b   Based on average shares outstanding during the period.

^c   Total return would have been lower had certain expenses not been reduced.

^d   Total return does not reflect the effect of any sales charges.

^e The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 4.34% and 1.47%, respectively.

*    Annualized

**   Not annualized

Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                                 2001     2000     1999^a
--------------------------------------------------------------------------------
Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $13.12    $10.06   $ 9.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                      (0.12)    (0.16)   (0.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                             (3.77)     3.22     0.63
--------------------------------------------------------------------------------
  Total from investment operations                    (3.89)     3.06     0.56
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions       (0.97)       --       --
--------------------------------------------------------------------------------
Net asset value, end of period                       $ 8.26    $13.12   $10.06
--------------------------------------------------------------------------------
Total Return (%)^c,d                                 (30.99)    30.42     5.89**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)               1,050     1,381    1,059
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)        5.31^e    4.51     3.27*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)         2.36^e    2.30     2.42*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (1.20)    (1.37)   (1.02)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             100       101       78*
--------------------------------------------------------------------------------

^a For the period from December 31, 1998 (commencement of operations) to August 31, 1999.

^b   Based on average shares outstanding during the period.

^c   Total return would have been lower had certain expenses not been reduced.

^d   Total return does not reflect the effect of any sales charges.

^e The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 5.15% and 2.24%, respectively.

*    Annualized

**   Not annualized

Class C


--------------------------------------------------------------------------------
 Years Ended August 31,                                2001     2000     1999^a
--------------------------------------------------------------------------------
Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $13.12    $10.06   $ 9.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                      (0.12)    (0.16)   (0.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                             (3.76)     3.22     0.63
--------------------------------------------------------------------------------
  Total from investment operations                    (3.88)     3.06     0.56
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions       (0.97)       --       --
--------------------------------------------------------------------------------
Net asset value, end of period                       $ 8.27    $13.12   $10.06
--------------------------------------------------------------------------------
Total Return (%)^c,d                                 (30.90)    30.42     5.89**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                 964     1,381    1,059
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)        5.20^e    4.51     3.27*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)         2.36^e    2.31     2.42*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (1.21)    (1.37)   (1.02)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             100       101       78*
--------------------------------------------------------------------------------

^a For the period from December 31, 1998 (commencement of operations) to August 31, 1999.

^b   Based on average shares outstanding during the period.

^c   Total return would have been lower had certain expenses not been reduced.

^d   Total return does not reflect the effect of any sales charges.

^e The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 5.04% and 2.24%, respectively.

*    Annualized

**   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

 A. Significant Accounting Policies

Scudder Research Fund (the "Fund"), formerly Kemper Research Fund, is a diversified series of Scudder Investors Trust (the "Trust"), formerly Kemper Funds Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services fee, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $26,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2009, whichever occurs first. In addition, from November 1, 2000 through August 31, 2001, the Fund incurred approximately $243,500 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2002.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund must periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the year ended August 31, 2001, purchases and sales of investment transactions (excluding short-term instruments) aggregated $3,711,531 and $3,512,147, respectively.

C. Related Parties

As described in Note G, Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., initiated a restructuring program for most of its funds. As part of this reorganization, the Fund entered into an Administrative Agreement. The agreement was effective June 11, 2001. The terms of the newly adopted and pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to 0.70% of the first $250,000,000 of the Fund's average daily net assets, 0.67% of the next $750,000,000 of such net assets, 0.65% of the next $1,500,000,000 of such net assets and 0.63% of such net assets in excess of $2,500,000,000, computed and accrued daily and payable monthly. For the year ended August 31, 2001, the Fund incurred $25,004 of management fee, of which $21,099 was not imposed. This was equivalent to an annual effective rate of 0.11% of the Fund's average daily net assets. In addition, from September 1, 2000 through June 10, 2001, the Advisor and certain of its subsidiaries agreed to maintain the annualized expenses of the classes as follows: Class A 1.50%, Class B 2.25% and Class C 2.25%. For the period September 1, 2000 through June 10, 2001, ZSI reimbursed expenses of $45,510. Certain expenses such as reorganization, taxes, brokerage, and interest were excluded from the expense limitation.

Administrative Fee. Effective June 11, 2001, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.325%, 0.375% and 0.350% for Classes A, B and C, respectively, of average daily net assets, computed and accrued daily and payable monthly. As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under these arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period June 11, 2001 through August 31, 2001, the Administrative Fee charged to the Fund was as follows:

                                                    Total         Unpaid at
Administrative Fee                                Aggregated    July 31, 2001
--------------------------------------------------------------------------------
Class A                                        $           889  $           331
--------------------------------------------------------------------------------
Class B                                                    945              350
--------------------------------------------------------------------------------
Class C                                                    808              300
--------------------------------------------------------------------------------
                                               $         2,642  $           981
--------------------------------------------------------------------------------

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Fund. Prior to June 11, 2001, the amount charged to the Fund by SISC aggregated $3,160, none of which was imposed.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Prior to June 11, 2001, the amount charged to the Fund by SFAC aggregated $10,605, none of which was imposed.

Effective June 11, 2001, the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2001, the Distribution Fee was as follows:


                                     Total             Not          Unpaid at
Distribution Fee                   Aggregated        Imposed     August 31, 2001
--------------------------------------------------------------------------------
Class B                       $         8,731 $         7,387  $           700
--------------------------------------------------------------------------------
Class C                                 8,422           7,097              643
--------------------------------------------------------------------------------
                              $        17,153 $        14,484  $         1,343
--------------------------------------------------------------------------------

Effective June 11, 2001, in accordance with an amended and restated Distribution Services Agreement, SDI also provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. This amended agreement replaced the Administrative Services Agreement and did not result in any increase in fees or expenses to each such class. For the year ended August 31, 2001, the Service Fees are as follows:

                                         Total         Not          Unpaid at
Service Fee                            Aggregated    Imposed     August 31, 2001
--------------------------------------------------------------------------------
Class A                        $         3,212 $         2,713  $           254
--------------------------------------------------------------------------------
Class B                                  2,911           2,487              233
--------------------------------------------------------------------------------
Class C                                  2,807           2,336              214
--------------------------------------------------------------------------------
                               $         8,930 $         7,536  $           701
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2001 aggregated $483.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2001 there was no CDSC for Class B and Class C.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended August 31, 2001, Trustees' fees and expenses aggregated $2,239. In addition, a one-time fee of $2,440 was accrued for payment to those Trustees not affiliated with the Advisor who did not stand for re-election under the reorganization discussed in Note G. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear $1,220 of such costs.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:


                    Year Ended August 31, 2001      Year Ended August 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class A                 8,979    $     81,796           9,560     $    120,013
--------------------------------------------------------------------------------
Class B                11,927         104,256              --               --
--------------------------------------------------------------------------------
Class C                 1,251          11,038              --               --
--------------------------------------------------------------------------------
                                 $    197,090                     $    120,013
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class A                11,023    $    112,543              --     $         --
--------------------------------------------------------------------------------
Class B                10,128         101,582              --               --
--------------------------------------------------------------------------------
Class C                10,128         101,582              --               --
--------------------------------------------------------------------------------
                                 $    315,707                     $         --
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class A                  (899)   $     (8,142)             --     $         --
--------------------------------------------------------------------------------
Class B                  (234)         (2,060)             --               --
--------------------------------------------------------------------------------
Class C                    --              --              --               --
--------------------------------------------------------------------------------
                                 $   (10,202)                     $         --
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class A                19,103    $    186,197           9,560     $    120,013
--------------------------------------------------------------------------------
Class B                21,821         203,778              --               --
--------------------------------------------------------------------------------
Class C                11,379         112,620              --               --
--------------------------------------------------------------------------------
                                 $    502,595                     $    120,013
--------------------------------------------------------------------------------

E. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the period from September 1, 2000 through June 10, 2001, the Fund's custodian fees were reduced by $947. For the period from June 11, 2001 through August 31, 2001, pursuant to the Administrative

Agreement, the Administrative Fee was reduced by $22 for custodian credits earned. Prior to June 11, 2001, the transfer agent fees were reduced by $43.

Effective June 11, 2001, transfer agent credits are no longer used to reduce Fund expenses.

F. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

G. Reorganization

ZSI has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund.

H. Subsequent Event

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Report of Ernst & Young LLP,
Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Scudder Research Fund:

We have audited the accompanying statement of assets and liabilities, including investment portfolio, of the Scudder Research Fund (the "Fund") (one of the series of the Scudder Investors Trust (the "Trust")), as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Scudder Research Fund, a series of the Scudder Investors Trust, at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts                                    /s/ Ernst & Young LLP

October 10, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------

The Fund paid distributions of $0.505 per share from net long-term capital gains during its year ended August 31, 2001, of which 100% represents 20% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Scudder Research Fund (the "fund"), a series of Scudder Investors Trust (the "Trust"), was held on Thursday, May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of the Trust to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                            Number of Votes:
                      ----------------------------------------------------------
Trustee                       For               Withheld        Broker Non-Votes
--------------------------------------------------------------------------------
John W. Ballantine         4,357,225             87,393                0
--------------------------------------------------------------------------------
Lewis A. Burnham           4,357,024             87,594                0
--------------------------------------------------------------------------------
Mark S. Casady             4,356,769             87,849                0
--------------------------------------------------------------------------------
Linda C. Coughlin          4,357,225             87,393                0
--------------------------------------------------------------------------------
Donald L. Dunaway          4,357,225             87,393                0
--------------------------------------------------------------------------------
James R. Edgar             4,357,052             87,566                0
--------------------------------------------------------------------------------
William F. Glavin          4,356,969             87,649                0
--------------------------------------------------------------------------------
Robert B. Hoffman          4,357,225             87,393                0
--------------------------------------------------------------------------------
Shirley D. Peterson        4,357,052             87,566                0
--------------------------------------------------------------------------------
Fred B. Renwick            4,357,225             87,393                0
--------------------------------------------------------------------------------
William P. Sommers         4,357,225             87,393                0
--------------------------------------------------------------------------------
John G. Weithers           4,357,225             87,393                0
--------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
          348,656                        0                          0
--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Class A


3. To approve a Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
          117,862                        0                          0
--------------------------------------------------------------------------------

Class B

3. To approve an Amended and Restated Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------

          115,397                        0                          0
--------------------------------------------------------------------------------

Class C

3. To approve an Amended and Restated Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
          115,397                        0                          0
--------------------------------------------------------------------------------

Officers and Trustees
--------------------------------------------------------------------------------

TRUSTEES

John W. Ballantine
   Trustee

Lewis A. Burnham
   Trustee

Mark S. Casady
   Trustee and President

Linda C. Coughlin
   Chairperson, Trustee and
   Vice President

Donald L. Dunaway
   Trustee

James R. Edgar
   Trustee

William F. Glavin, Jr.
   Trustee

Robert B. Hoffman
   Trustee

Shirley D. Peterson
   Trustee

Fred B. Renwick
   Trustee

William P. Sommers
   Trustee

John G. Weithers
   Trustee

OFFICERS

Joann M. Barry
   Vice President

Philip J. Collora
   Vice President and
   Assistant Secretary

Kathryn L. Quirk
   Vice President

Linda J. Wondrack
   Vice President

John R. Hebble
   Treasurer

Thomas Lally
   Assistant Treasurer

Brenda Lyons
   Assistant Treasurer

John Millette
   Secretary

Caroline Pearson
   Assistant Secretary

Investment Products and Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Scudder Funds
--------------------------------------------------------------------------------

Core

   Scudder Blue Chip Fund
   Scudder Focus Value+Growth Fund
   Scudder Growth and Income Fund
   Scudder Research Fund
   Scudder S&P 500 Stock Fund
   Scudder Select 500 Fund
   Scudder Small Company Stock Fund
   Scudder Target 2011 Fund
   Scudder Total Return Fund

Growth

   Scudder 21st Century Growth Fund
   Scudder Aggressive Growth Fund
   Scudder Capital Growth Fund
   Scudder Focus Growth Fund
   Scudder Growth Fund
   Scudder Large Company Growth Fund
   Scudder Select 1000 Growth Fund
   Scudder Small Capitalization Equity Fund

Value

   Scudder Contrarian Fund
   Scudder Dividend & Growth Fund
   Scudder-Dreman High Return Equity Fund
   Scudder Large Company Value Fund
   Scudder Small Cap Value Fund

Sector

   Scudder-Dreman Financial Services Fund
   Scudder Gold Fund
   Scudder Health Care Fund
   Scudder Technology Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International

   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder International Research Fund
   Scudder Latin America Fund
   Scudder New Europe Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.

Income

   Scudder Cash Reserves Fund
   Scudder Floating Rate Fund
   Scudder High-Yield Fund
   Scudder High-Yield Opportunity Fund
   Scudder Income Fund
   Scudder Short-Term Bond Fund
   Scudder Strategic Income Fund
   Scudder U.S. Government Securities Fund

Tax-Free Income

   Scudder California Tax-Free Income Fund
   Scudder Florida Tax-Free Income Fund
   Scudder High-Yield Tax-Free Fund
   Scudder Managed Municipal Bonds
   Scudder Massachusetts Tax-Free Fund
   Scudder Medium-Term Tax-Free Fund
   Scudder New York Tax-Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs          Education Accounts
   Traditional IRA              Education IRA
   Roth IRA                     UGMA/UTMA
   SEP-IRA                      IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

--------------------------------------------------------------------------------
 Closed-End Funds
--------------------------------------------------------------------------------

   The Argentina Fund, Inc.
   The Brazil Fund, Inc.
   The Korea Fund, Inc.
   Montgomery Street Income Securities, Inc.
   Scudder Global High Income Fund, Inc.
   Scudder New Asia Fund, Inc.
   Scudder High Income Trust
   Scudder Intermediate Government Trust
   Scudder Multi-Market Income Trust
   Scudder Strategic Income Trust
   Scudder Strategic Municipal Income Trust
   Scudder Municipal Income Trust

--------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

      Legal Counsel   Vedder, Price, Kaufman & Kammholz

                      222 North LaSalle Street
                      Chicago, IL 60601
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent

                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent

                      225 Franklin Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

        Independent   Ernst & Young LLP
           Auditors
                      200 Clarendon Street
                      Boston, MA 02116
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


222 South Riverside Plaza
Chicago, IL 60606-5808







A member of [LOGO] Zurich Scudder Investments